Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Nature of Business and Organization and Basis of Presentation [Abstract]
Nature of Business and Organization

Nature of Business and Organization

Faraday Future Intelligent Electric Inc. (“Company” or “FF”), a holding company incorporated in the State of Delaware on February 11, 2020, conducts its operations through the subsidiaries of FF Intelligent Mobility Global Holdings Ltd. (“Legacy FF”), founded in 2014 and headquartered in Los Angeles, California. FF is a global shared intelligent electric mobility ecosystem company with a vision to reformat the automotive industry.

On July 21, 2021 (the “Closing Date”), the Company consummated a business combination pursuant to an Agreement and Plan of Merger dated January 27, 2021 (as amended, the “Merger Agreement”), by and among the Company, PSAC Merger Sub Ltd. (“Merger Sub”), an exempted company with limited liability incorporated under the laws of the Cayman Islands and wholly-owned subsidiary of Property Solutions Acquisition Corp. (“PSAC”), a Delaware corporation our predecessor company, and Legacy FF. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Legacy FF, with Legacy FF surviving the merger as a wholly-owned subsidiary of the Company (the “Business Combination”). Upon the consummation of the Business Combination (the “Closing”), PSAC changed its name from “Property Solutions Acquisition Corp.” to “Faraday Future Intelligent Electric Inc.”

Concurrently with the execution of the Merger Agreement, the Company entered into separate Subscription Agreements with a number of investors (“PIPE Investors”) pursuant to which, on the Closing Date, the PIPE Investors purchased, and the Company issued, an aggregate of 76,140,000 shares of Class A Common Stock, for a purchase price of $10.00 per share with an aggregate purchase price of $761.4 million (“PIPE Financing”). Shares sold and issued in the PIPE Financing included registration rights. The closing of the Private Placement occurred immediately prior to the Closing Date.

The Company operates in a single operating segment and designs and engineers next-generation, intelligent, electric vehicles. The Company manufactures vehicles at its ieFactory California production facility in Hanford, California and has additional engineering, sales, and operations capabilities in China. The Company has created innovations in technology, products, and a user-centered business model that are being incorporated into its planned electric vehicle platform.

Nature of Business and Organization

Faraday Future Intelligent Electric Inc. (“Company” or “FF”), a holding company incorporated in the State of Delaware on February 11, 2020, conducts its operations through the subsidiaries of FF Intelligent Mobility Global Holdings Ltd. (“Legacy FF”), founded in 2014 and headquartered in Los Angeles, California.

On July 21, 2021 (the “Closing Date”), the Company consummated a business combination pursuant to an Agreement and Plan of Merger dated January 27, 2021 (as amended, the “Merger Agreement”), by and among the Company, PSAC Merger Sub Ltd., an exempted company with limited liability incorporated under the laws of the Cayman Islands and wholly-owned subsidiary of PSAC (“Merger Sub”), and Legacy FF. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Legacy FF, with Legacy FF surviving the merger as a wholly-owned subsidiary of the Company (the “Business Combination”). Upon the consummation of the Business Combination (the “Closing”), PSAC changed its name from “Property Solutions Acquisition Corp.” to “Faraday Future Intelligent Electric Inc.” For more information regarding the Business Combination, see Note 3, Business Combination.

The Company operates in a single operating segment and designs and engineers next-generation, intelligent, electric vehicles. The Company expects to manufacture vehicles at its ieFactory California production facility in Hanford, California and has additional engineering, sales, and operations capabilities in China. The Company has created innovations in technology, products, and a user-centered business model that are being incorporated into its planned electric vehicle platform.

Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

The unaudited Condensed Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of the Company, its wholly-owned subsidiaries and all other entities in which the Company has a controlling financial interest, including the accounts of any Variable Interest Entity (“VIE”) in which the Company has a controlling financial interest and for which it is the primary beneficiary. All intercompany transactions and balances have been eliminated upon consolidation.

These unaudited Condensed Consolidated Financial Statements do not include all disclosures that are normally included in annual audited financial statements prepared in accordance with GAAP and should be read in conjunction with the Company’s audited Consolidated Financial Statements for the year ended December 31, 2022, included in the Company’s Form 10-K filed with Securities and Exchange Commission (“SEC”) on March 9, 2023 (“Form 10-K”). Accordingly, the Condensed Consolidated Balance Sheet as of December 31, 2022, has been derived from the Company’s annual audited Consolidated Financial Statements but does not contain all of the footnote disclosures from the annual financial statements.

In the opinion of the Company, the unaudited Condensed Consolidated Financial Statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position, its results of operations, and cash flows for the periods presented. The accounting policies used in the preparation of these unaudited Condensed Consolidated Financial Statements are the same as those disclosed in the audited Consolidated Financial Statements for the year ended December 31, 2022, included in the Form 10-K, except as described below.

Certain reclassifications have been made to prior periods in the Consolidated Financial Statements and accompanying notes to conform with the current presentation. Buildings and Leasehold improvements within Property and Equipment, Net were previously presented separately for the year ended December 31, 2022. Beginning 2023, the two lines were conformed to report these two balances together.

Principles of Consolidation and Basis of Presentation

The Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of the Company, its wholly-owned subsidiaries and all other entities in which the Company has a controlling financial interest, including the accounts of any Variable Interest Entity (“VIE”) in which the Company has a controlling financial interest and for which it is the primary beneficiary. All intercompany transactions and balances have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions, which affect the reported amounts in the financial statements.

Estimates are based on historical experience, where applicable, and other assumptions which management believes are reasonable under the circumstances. On an ongoing basis management evaluates its estimates, including those related to the: (i) realization of tax assets and estimates of tax liabilities; (ii) valuation of equity securities; (iii) recognition and disclosure of contingent liabilities, including litigation reserves; (iv) fair value of related party notes payable and notes payable; (v) fair value of options granted to employees and non-employees; (vi) fair value of warrants, and (vii) incremental borrowing rate used to measure operating lease liabilities. Such estimates often require the selection of appropriate valuation methodologies and financial models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Given the global economic climate, unpredictable nature and unknown duration of the COVID-19 pandemic, estimates are subject to additional volatility. As of the date the Company’s unaudited Condensed Consolidated Financial Statements were issued, the Company is not aware of any specific event or circumstance that would require it to update its estimates or judgments or to revise the carrying value of its assets or liabilities. However, these estimates and judgments may change as new events occur and additional information is obtained. Actual results could differ from these estimates and any such differences may have a material impact on the Company’s unaudited Condensed Consolidated Financial Statements.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts in the Consolidated Financial Statements.

Estimates are based on historical experience, where applicable, and other assumptions which management believes are reasonable under the circumstances. On an ongoing basis management evaluates its estimates, including those related to the: (i) realization of tax assets and estimates of tax liabilities; (ii) valuation of equity securities; (iii) recognition and disclosure of contingent liabilities, including litigation reserves; (iv) fair value of related party notes payable and notes payable; (v) fair value of options granted to employees and non-employees; (vi) fair value of warrants, and (vii) incremental borrowing rate used to measure operating lease liabilities. Such estimates often require the selection of appropriate valuation methodologies and financial models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Given the global economic climate, unpredictable nature and unknown duration of the COVID-19 pandemic, estimates are subject to additional volatility. As of the date the Company’s Consolidated Financial Statements were issued, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or to revise the carrying value of its assets or liabilities. However, these estimates and judgments may change as new events occur and additional information is obtained, which may result in changes being recognized in the Company’s Consolidated Financial Statements in future periods. While the Company considered the effects of COVID-19 on its estimates and assumptions, due to the level of uncertainty regarding the economic and operational impacts of COVID-19 on the Company’s business, there may be other judgments and assumptions that the Company has not considered. Such judgments and assumptions could result in a material impact on the Company’s financial statements in future periods. Actual results could differ from those estimates and any such differences may have a material impact on the Company’s Consolidated Financial Statements.

Inventory and Inventory Valuation

Inventory and Inventory Valuation

Inventory is stated at the lower of cost or net realizable value (“LCNRV”) and consists of raw materials, work-in-progress, and finished goods. The Company primarily computes cost using standard cost, which approximates cost on the first-in, first-out (“FIFO”) basis. Net realizable value (“NRV”) is the estimated selling price of inventory in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The Company assesses the valuation of inventory and periodically adjusts its value for estimated excess and obsolete inventory based upon expectations of future demand and market conditions, as well as damaged or otherwise impaired goods. As of March 31, 2023, substantially all of the Company’s inventory balance is classified as raw materials. Inventory is included in Other current assets on the unaudited Condensed Consolidated Balance Sheet.

Stock-Based Compensation

Stock-Based Compensation

Forfeiture rate - Effective January 1, 2023, stock-based compensation expense is reduced for forfeitures only when they occur. This change of accounting policy resulted in the recognition of a cumulative increase of prior stock-based compensation expenses totaling $1.8 million, which was recorded in the unaudited Condensed Consolidated Statement of Operations and Comprehensive Income for the three months ended March 31, 2023.

Stock-Based Compensation

The Company’s stock-based compensation awards consist of stock options and restricted stock units (“RSUs”) granted to employees, directors and non-employees for the purchase of Common Stock. The Company recognizes stock-based compensation expense in accordance with the provisions of ASC 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 requires the measurement and recognition of compensation expense for all stock-based compensation awards based on the grant date fair values of the awards.

The Company estimates the fair value of stock options using the Black-Scholes option pricing model. For options with service conditions, the value of the award is recognized as expense over the requisite service period on a straight-line basis. For performance-based awards, stock-based compensation expense is recognized over the expected performance achievement period of individual performance milestones when the achievement of each individual performance milestone becomes probable.

Determining the grant date fair value of the awards using the Black-Scholes option pricing model requires management to make assumptions and judgments, including, but not limited to the following:

Expected term — The estimate of the expected term of awards was determined in accordance with the simplified method, which estimates the term based on an averaging of the vesting period and contractual term of the option grant for employee awards. The Company uses the contractual term for non-employee awards.

Expected volatility — The Company determines the expected volatility by weighing the historical average volatilities of publicly traded industry peers and its own trading history. FF intends to continue to consistently apply this methodology using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company’s own Class A Common Stock price becomes available, unless circumstances change such that the identified companies are no longer similar to FF, in which case more suitable companies whose stock prices are publicly available would be utilized in the calculation.

Risk-free interest rate — The risk-free interest rate used to value awards is based on the United States Treasury yield in effect at the time of grant for a period consistent with the expected term of the award.

Dividend yield — The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends for the foreseeable future.

Forfeiture rate — Stock-based compensation expense is reduced for forfeitures, which the Company estimates based on an analysis of actual forfeitures. The Company will continue to evaluate the appropriateness of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover, and other factors. Changes in the estimated forfeiture rate can have a significant impact on the Company’s stock-based compensation expense as the cumulative effect of adjusting the rate is recognized in the period the estimated forfeiture rate is changed.

Fair value of Common Stock — Prior to the close of the Business Combination, there was no public market for Legacy FF’s Class A Ordinary Stock. Therefore, Legacy FF’s Board of Directors determined the fair value of Legacy FF’s Class A Ordinary Stock at the time of the grant of stock options by considering a number of objective and subjective factors. The fair value of the stock was determined in accordance with applicable elements of the practice aid issued by the American Institute of Certified Public Accountants titled, “Valuation of Privately Held Company Equity Securities Issued as Compensation”. Legacy FF’s Board of Directors granted stock options with exercise prices equal to the fair value of Legacy FF’s Class A Ordinary Stock on the date of grant. After the closing of the Business Combination, the closing price of the Company’s Class A Common Stock on the Nasdaq stock exchange (“Nasdaq”) is used as the fair value of the Common Stock.

Income Taxes

Income Tax

There was no income tax provision impact on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) for the three months ended March 31, 2023 and 2022. The difference in the Company’s effective tax rate from the federal statutory rate of 21% is due to the ratio of domestic and international loss before taxes. The Company records a full valuation allowance to reflect limited benefits for income taxes in jurisdictions that historically reported losses and a provision for income taxes in jurisdictions that are profitable. The income tax provision for each period was the combined calculated tax expenses/benefits for various jurisdictions.

The Company is subject to taxation and files income tax returns with the U.S. federal government, the state of California and China. The Company’s income tax returns are open to examination by the relevant tax authorities until the expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. As of March 31, 2023, the Company is not under any tax audits on its income tax returns. All of the Company’s prior year tax returns, from 2016 through 2021, are open under Chinese tax law.

The Company did not accrue any interest or penalties related to the Company’s unrecognized tax benefits as of March 31, 2023 and 2022, as the uncertain tax benefits only reduced the net operating losses. The Company does not expect the uncertain tax benefits to have material impact on its unaudited Condensed Consolidated Financial Statements within the next twelve months.

Income Taxes

The Company accounts for its income taxes using the asset and liability method whereby deferred tax assets and liabilities are determined based on temporary differences between the basis used for financial reporting and income tax reporting purposes. Deferred income taxes are provided based on the enacted tax rates in effect at the time such temporary differences are expected to reverse. A valuation allowance is provided for deferred tax assets if it is more likely than not that the Company will not realize those tax assets through future operations. The carrying value of deferred tax assets reflects an amount that is more likely than not to be realized. As of December 31, 2022 and 2021, the Company had recorded a full valuation allowance on net deferred tax assets because the Company expects it is more likely than not that the net deferred tax assets will not be realized.

The Company utilizes the guidance in ASC 740-10, Income Taxes, to account for uncertain tax positions. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more likely than not of being realized and effectively settled. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and may not accurately forecast actual outcomes.

The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense. There were no material such interest or penalties for the years ended December 31, 2022 and 2021.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently issued accounting pronouncements not yet adopted

In December 2022, the FASB issued ASU No. 2022-06, Deferral of the Sunset Date of Reference Rate Reform (Topic 848) (ASU 2022-06). ASU 2022-06 provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate (e.g., LIBOR) reform if certain criteria are met, for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2022-06 deferred the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. ASU 2022-06 is effective as of December 21, 2022 through December 31, 2024. We continue to evaluate transactions or contract modifications occurring as a result of reference rate reform and determine whether to apply the optional guidance on an ongoing basis.

Recent Accounting Pronouncements

Recently issued accounting pronouncements not yet adopted

In December 2022, the FASB issued ASU No. 2022-06, Deferral of the Sunset Date of Reference Rate Reform (Topic 848) (ASU 2022-06). ASU 2022-06 provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate (e.g., LIBOR) reform if certain criteria are met, for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2022-06 deferred the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. ASU 2022-06 is effective as of December 21, 2022 through December 31, 2024. We continue to evaluate transactions or contract modifications occurring as a result of reference rate reform and determine whether to apply the optional guidance on an ongoing basis.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASC 842”), which outlines a comprehensive lease accounting model that supersedes the previous lease guidance. The guidance requires lessees to recognize lease liabilities and corresponding right-of-use (“ROU”) assets for all leases with lease terms greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842) - Targeted Improvements, which provides the option of an additional transition method that allows entities to initially apply the new lease guidance at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company adopted the standard on January 1, 2022 using the modified retrospective basis and recorded operating lease ROU assets of $11.2 million and operating lease liabilities of $11.2 million on that date. As part of this adoption, the Company reclassified the deferred gain related to a previous sale and leaseback of $3.4 million to accumulated deficit. The Company elected to apply the package of practical expedients permitted under the transition guidance within ASC 842 which does not require reassessment of initial direct costs, reassessment of the classification of leases as operating or financing, or reassessment of the definition of a lease (see Note 10, Leases). Finance lease liabilities and related property and equipment assets did not change as a result of the adoption of this standard.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for convertible instruments by removing certain separation models in ASC 470- 20, Debt — Debt with Conversion and Other Options, for convertible instruments. ASU 2020-06 updates the guidance on certain embedded conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, such that those features are no longer required to be separated from the host contract. The convertible debt instruments will be accounted for as a single liability measured at amortized cost. Further, ASU 2020-06 made amendments to the earnings per share guidance in Topic 260 for convertible instruments, the most significant impact of which is requiring the use of the if-converted method for the diluted EPS calculation, and no longer allowing the net share settlement method. ASU 2020-06 also made revisions to Topic 815-40, which provides guidance on how an entity must determine whether a contract qualifies for a scope exception from derivative accounting. The amendments to Topic 815-40 change the scope of contracts that are recognized as assets or liabilities. ASU 2020-06 is effective for interim and annual periods beginning after December 15, 2023, with early adoption permitted. Adoption of ASU 2020-06 can either be on a modified retrospective or full retrospective basis. The Company adopted the standard on January 1, 2022 on a modified retrospective basis and reclassified the Obligation to issue registered shares of Class A Common Stock of $12.6 million from Accrued expenses and other current liabilities and reclassified $20.3 million from Accumulated deficit to Commitment to issue Class A Common Stock on the Consolidated Balance Sheets.

In May 2021, the FASB issued ASU 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU 2021-04”). ASU 2021-04 clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. ASU 2021-04 made amendments to the earnings per share guidance in Topic 260 for an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options. Further, ASU 2021-04 made amendments to the Debt — Modifications and Extinguishments guidance in Topic 470-50. ASU 2021-04 also added references to revised guidance within Topic 505 and 718. Additionally, ASU 2021-04 made additions to Topic 815-40 related to the issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options. ASU 2021-04 is effective for interim and annual periods beginning after December 15, 2021, with early adoption permitted. Adoption of the amendments should be applied prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Company adopted ASU 2021-04 as of January 1, 2022, which had an immaterial effect on the Consolidated Financial Statements.

Foreign Currency

Foreign Currency

The Company determines the functional and reporting currency of each of its international subsidiaries based on the primary currency in which they operate. The functional currency of the Company’s foreign subsidiaries in China is their local currency, Chinese Yuan (“CYN”). For foreign subsidiaries where the functional currency is their local currency, assets and liabilities are translated into U.S. dollars at exchange rates in effect at the balance sheet date, stockholders’ equity (deficit) is translated at the applicable historical exchange rate, and expenses are translated using the average exchange rates during the period. The effect of exchange rate changes resulting from the translation of the foreign subsidiary financial statements is accounted for as a component of accumulated other comprehensive loss on the Consolidated Balance Sheets.

Reclassification of Presentation in the Company’s Consolidated Statements of Cash Flow

Reclassification of Presentation in the Company’s Consolidated Statements of Cash Flow

Depreciation and amortization of comparative prior period in the Company’s Consolidated Statements of Cash Flows were reclassified to conform with its current presentation of Depreciation and amortization in the Company’s Consolidated Statement of Cash Flows. In the Consolidated Statement of Cash Flows for the year ended December 31, 2021, we have reclassified (1) $0.4 million of amortization of intangibles from Depreciation and amortization to Amortization of operating lease right-of-use assets and intangible assets; and (2) $4.6 million of expenses recognized out of pre-paid software subscriptions related to the Company’s master agreement with Palantir (see Note 5, Deposits and other current assets) and $0.2 million of expenses recognized out of prepaid other noncurrent assets from Depreciation and amortization to Other current and non-current assets. The total cash used in operating activities for the year ended December 31, 2021 is not changed as a result of these reclassifications.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all highly liquid instruments with an original maturity of 90 days or less from the date of purchase to be cash equivalents.
Fair Value Measurements

Fair Value Measurements

The Company applies the provisions of ASC 820, Fair Value Measurement, which defines a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands on required disclosures about fair value measurements. The provisions of ASC 820 relate to financial assets and liabilities as well as other assets and liabilities carried at fair value on a recurring and nonrecurring basis. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Company considers the principal or most advantageous market in which the Company would transact and assumptions that market participants would use when pricing the asset or liability.

The accounting guidance for fair value measurement requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The fair value hierarchy is as follows:

Level 1	Valuations for assets and liabilities traded in active exchange markets, or interest in open-end mutual funds that allow a company to sell its ownership interest back at net asset value on a daily basis. Valuations are obtained from readily available pricing sources for market transactions involving identical assets, liabilities or funds.

Level 2	Valuations for assets and liabilities traded in less active dealer, or broker markets, such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active. Level 2 instruments typically include U.S. government and agency debt securities, and corporate obligations. Valuations are usually obtained through market data of the investment itself as well as market transactions involving comparable assets, liabilities or funds.

Level 3	Valuations for assets and liabilities that are derived from other valuation methodologies, such as option pricing models, discounted cash flow models and similar techniques, and not based on market exchange, dealer, or broker-traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

Fair value estimates are made at a specific point in time based on relevant market information and information about the financial or nonfinancial asset or liability.

ASC 825-10, Financial Instruments, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (“fair value option”). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company has elected to apply the fair value option to certain related party notes payable and notes payable with conversion features as discussed in Note 8, Fair Value of Financial Instruments.

Concentration of Risk

Concentration of Risk

Financial instruments, which subject the Company to concentrations of credit risk, consist primarily of cash, restricted cash, notes receivables, and deposits. Substantially all of the Company’s cash and restricted cash is held at financial institutions located in the United States of America and in the People’s Republic of China. The Company maintains its cash and restricted cash with major financial institutions. At times, cash and restricted cash account balances with any one financial institution may exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits ($250 per depositor per institution) and China Deposit Insurance Regulations limits (CNY 500 per depositor per institution). Management believes the financial institutions that hold the Company’s cash and restricted cash are financially sound and, accordingly, minimal credit risk exists with respect to cash and restricted cash. Cash and restricted cash held by the Company’s non-U.S. subsidiaries is subject to foreign currency fluctuations against the U.S. Dollar. If, however, the U.S. Dollar is devalued significantly against the Chinese Yuan, the Company’s cost to develop its business in China could exceed original estimates.

The Company receives certain components from sole suppliers. The inability of a supplier to fulfill the Company’s supply requirements could materially impact future operating results.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Expenditures for major renewals and betterments are capitalized, while minor replacements, maintenance and repairs, which do not extend the assets lives, are charged to operating expense as incurred. Upon sale or disposition, the cost and related accumulated depreciation or amortization are removed from the Consolidated Balance Sheets and any gain or loss is included in the Consolidated Statements of Operations and Comprehensive Loss.

Depreciation and amortization on property and equipment is calculated using the straight-line method over the estimated useful lives of the assets and for leasehold improvements, over the term of the lease, if shorter.

Useful Life (in years)
Buildings	39
Building improvements	15
Computer hardware	5
Tooling, machinery, and equipment	5 to 10
Vehicles	5
Computer software	3
Leasehold improvements	Shorter of 15 years or term of the lease

Construction in progress (“CIP”) consists of the construction activities related to the Company’s Hanford, California plant and tooling, machinery and equipment being built to serve the manufacturing of production vehicles. These assets are capitalized and depreciated once put into service.

The amounts capitalized in CIP that are held at vendor sites relate to the completed portion of work-in-progress of tooling, machinery and equipment built based on the Company’s specific needs. The Company may incur storage fees or interest fees related to CIP which are expensed as incurred. CIP is presented within Property and Equipment, net on the Consolidated Balance Sheets.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets, consisting primarily of property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an assets (or asset groups) may not be recoverable. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these assets is determined by comparing the forecasted undiscounted cash flows attributable to such assets, including any cash flows upon their eventual disposition, to the assets carrying values. If the carrying value of the assets exceeds the forecasted undiscounted cash flows, then the assets are written down to their fair value. Assets classified as held for sale are also assessed for impairment and such amounts are determined at the lower of the carrying amount or fair value, less costs to sell the asset. No impairment charges were recorded during the years ended December 31, 2022 and 2021. See Note 6, Property and Equipment, Net for a discussion of disposals of Construction in process during the year ended December 31, 2022 and 2021.

Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss encompasses all changes in equity other than those arising from transactions with stockholders. Elements of the Company’s accumulated other comprehensive loss are reported in the Consolidated Statements of Stockholders’ Equity (deficit) and consists of equity-related foreign currency translation adjustments, which are presented in the Consolidated Statements of Operations and Comprehensive Loss.

Research and Development

Research and Development

Research and development (“R&D”) costs are expensed as incurred and are primarily comprised of personnel-related costs (including salaries, bonuses, benefits, and stock-based compensation) for employees focused on R&D activities, other related costs, license fees, and depreciation and amortization. The Company’s R&D efforts are focused on design and development of the Company’s electric vehicles and continuing to prepare the Company’s prototype electric vehicle to achieve industry standards. Advanced payments for items and services related to R&D activities have been classified as Deposits on the Consolidated Balance Sheets and are included in operating activities on the Company’s Consolidated Statements of Cash Flows. The Company expenses deposits as the services are provided and prototype parts are received.

Sales and Marketing

Sales and Marketing

Sales and marketing expenses consist primarily of personnel-related costs (including salaries, bonuses, benefits, and stock-based compensation) for employees focused on sales and marketing, and direct costs associated with sales and marketing activities. Marketing activities include expenses to introduce the brand and the FF 91 to the market. Advertising costs were immaterial for the years ended December 31, 2022 and 2021.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. Substantially all of the Company’s consolidated operating activities, including its long-lived assets, are located within the United States of America. Given the Company’s pre-revenue operating stage, it currently has no concentration exposure to products, services or customers.